Financial Assets and Liabilities - Summary of Derivative Financial Instruments by Classification (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Fair Value Of Credit Derivative [Abstract]
Noncurrent assets	₱ 140	₱ 215
Current assets	183	171
Noncurrent liabilities		(8)
Current liabilities	(80)	(141)
Net assets	₱ 243	₱ 237	₱ 514